LEASES - Supplemental cash flow information for leases (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
LEASES
Operating cash flows relating to operating leases	¥ 1,991	¥ 2,251
Lease liabilities arising from obtaining right-of-use assets	¥ 2,568	¥ 1,629